Convertible Notes (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 05, 2025	Mar. 31, 2025	Oct. 31, 2024	Oct. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Aggregate principal amount			$ 450
Investment amount					$ 3,000
Non-participating lenders interest rate			8
Converted ordinary shares		609,888
Pre money valuation		$ 5,150		$ 5,150
Converted shares issued			553,640
Other Noncash Income (Expense), Total					(4,936)	$ 3,483	$ (2,019)
Fair value of share price					$ 9,308
Convertible notes price per share				80.00%
2020 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 900
Converted ordinary shares	1,163,528
Convertible notes price per share					80.00%
October 2024 CLAAddendum [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 450
2020 CLA [Member]
Debt Instrument [Line Items]
Convertible notes price per share					80.00%